Selling, General and Administrative expenses	12 Months Ended
Dec. 31, 2025
Selling, General and Administrative expenses
Selling, general and administrative expenses

25.Selling, general and administrative expenses

Selling, general and administrative expenses consist primarily of payroll and personnel related costs, consulting and spending related to support the commercialization of the Genio system outside the U.S. and in the U.S. and to finance, information technology and human resource functions. Other general and administrative expenses include travel expenses, professional services fees, audit fees, insurance costs and general corporate expenses, including facilities-related expenses.

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Staff costs	26,185	10,665	8,738
Consulting and contractors’ fees	12,513	11,116	6,801
Legal fees	1,609	995	776
Impairment loss on trade receivables	503	—	—
Rent	493	639	317
Facilities	426	166	209
Depreciation and amortization expense	1,324	1,284	1,042
IT	2,002	1,252	1,190
Travel	2,612	1,024	934
Insurance fees	431	511	985
Recruitment	156	741	207
Other	10	68	488
Total selling, general and administrative expenses	48,261	28,461	21,687

Selling, general and administrative expenses increased by €19.8 million, or 69.6 % from €28.5 million for the year ended December 31, 2024 to €48.3 million for the year ended December 31, 2025 mainly due to an increase in costs to support the commercialization of Genio system and the Company’s overall scale-up preparations for the commercialization of the Genio system in the U.S. following receipt of FDA approval. Consulting and contractor fees also includes a provision for an amount of €0.7 million recognized under IAS 37 for the estimated future costs related to the replenishment of certain consumable components, reflecting a constructive obligation arising from business practices.

Selling, general and administrative expenses increased by €6.8 million, or 31.2% from €21.7 million for the year ended December 31, 2023 to €28.5 million for the year ended December 31, 2024 mainly due to an increase in costs to support the commercialization of Genio system outside the U.S. and scale up of the Company. As from 2024, consulting and contractor fees also include a provision in the amount of €0.7 million recognized under IAS 37 for the estimated future costs related to the replenishment of certain consumable components, reflecting a constructive obligation arising from business practices. This increase was partly offset by decrease in insurance and other.